Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Remuneration	R$ 29,255	R$ 50,162	R$ 29,170
Social charges	6,582	11,286	6,563
Total	R$ 35,837	R$ 61,448	R$ 35,733